Permanent Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock, Reserved for Future Issuance
The Company reserved the following common stock for future issuance as of the dates indicated:

	December 31,
	2021	2020
Outstanding stock options, RSUs and PSUs	92,829,067	74,549,561
Outstanding common stock warrants	12,170,990	—
Conversion of Convertible Notes(1)	53,538,000	—
Possible future issuance under stock plans	32,470,481	33,422,273
Conversion of outstanding redeemable preferred stock	—	465,916,522
Unissued redeemable preferred stock reserved for issued warrants	—	12,170,990
Unissued redeemable preferred stock	—	86,925,094
Contingent common stock	—	320,649
Total common stock reserved for future issuance	191,008,538	673,305,089
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(1)As of December 31, 2021, represented the number of common stock issuable upon conversion of all Convertible Notes at the conversion rate in effect at the balance sheet date, in accordance with ASU 2020-06. See Note 1 and Note 10 for additional information.
Schedule of Accumulated Other Comprehensive Income (Loss)
The following table presents the rollforward of AOCI, inclusive of the changes in the components of other comprehensive income (loss) for the years indicated.

	AFS Debt Securities	Foreign Currency Translation Adjustments	Total
Year Ended December 31, 2021
AOCI, beginning balance	$—	$(166)	$(166)
Other comprehensive income (loss) before reclassifications(1)	(1,459)	46	(1,413)
Amounts reclassified from AOCI into earnings	108	—	108
Net current-period other comprehensive income (loss)(2)	(1,351)	46	(1,305)
AOCI, ending balance	$(1,351)	$(120)	$(1,471)

Year Ended December 31, 2020
AOCI, beginning balance	$—	$(21)	$(21)
Other comprehensive loss before reclassifications(1)	—	(145)	(145)
Net current-period other comprehensive loss(2)	—	(145)	(145)
AOCI, ending balance	$—	$(166)	$(166)
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(1)Gross realized gains and losses from sales of our investments in AFS debt securities that were reclassified from AOCI to earnings are recorded within noninterest income—other in the consolidated statements of operations and comprehensive income (loss). We did not have investments in AFS debt securities during the year ended December 31, 2020. Additionally, there were no reclassifications related to foreign currency translation adjustments during the years ended December 31, 2021 and 2020.
(2)There were no tax impacts during the years presented due to reserves against deferred tax assets in jurisdictions where other comprehensive income activity was generated.